Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Issued Capital

b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, January 1, 2017	502,763,763	$8,997
Issued on exercise of equity compensation plans (1)	1,577,225	4
Elimination of deficit	—	(6,820)

Balance, December 31, 2017	504,340,988	$2,181
Issued on exercise of equity compensation plans (1)	2,975,043	4

Balance, December 31, 2018	507,316,031	$2,185

(1)	Upon exercise of awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.

Summary of Other Reserves

In June 2017, the Company’s shareholders approved the reduction of the Company’s share capital and the elimination of its deficit as stated at March 31, 2017.

	Year ended December 31
Other Reserves	2018	2017
Balance, beginning of year	$96	$97
Share-based compensation expense	7	8
Net benefit on options exercised(1)	(4)	(9)

Balance, end of year	$99	$96

(1)	Upon exercise of awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.